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                           USAA LIFE INVESTMENT TRUST
                        USAA Life Aggressive Growth Fund
                        USAA Life Diversified Assets Fund
                        USAA Life Growth and Income Fund

                          SUPPLEMENT DATED JULY 8, 2002
                                TO THE PROSPECTUS
                               DATED MAY 1, 2002,
                          AS SUPPLEMENTED MAY 20, 2002
                                AND JUNE 28, 2002

     This supplement describes a proposed change to the USAA Life Growth and Income Fund's investment objective and changes affecting the amount and types of foreign securities in which the USAA Life Aggressive Growth, USAA Life Diversified Assets, and USAA Life Growth and Income Funds may invest.

PROPOSED CHANGE TO THE USAA LIFE GROWTH AND INCOME FUND'S INVESTMENT OBJECTIVE

     In connection with the restructuring of the manner in which the USAA Life Growth and Income Fund's assets are managed (as described in the Prospectus Supplement dated June 28, 2002), the Board of Trustees (Board) will ask shareholders, at a meeting expected to be held in the fall of 2002, to approve a new investment advisory agreement between the USAA Life Growth and Income Fund
(Fund) and USAA Investment Management Company (IMCO) and an investment subadvisory agreement between IMCO and Wellington Management Company, LLP. In addition, the Board also will ask shareholders to approve a revision to the Fund's investment objective, which, if approved, will make capital growth the Fund's primary objective and current income its secondary objective.

INVESTMENTS IN FOREIGN SECURITIES

IN THE PORTION OF THE PROSPECTUS REGARDING THE USAA LIFE GROWTH AND INCOME FUND, INSERT THE FOLLOWING INFORMATION IN PLACE OF THE SECOND PARAGRAPH UNDER THE HEADING "INVESTMENT STRATEGY" ON PAGE 6B OF THE PROSPECTUS.

While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE PARAGRAPH LABELED "FOREIGN INVESTING RISK" ON PAGE 6B OF THE PROSPECTUS.

FOREIGN INVESTING RISK

Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

   o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

   o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

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IN THE PORTION OF THE  PROSPECTUS  REGARDING  THE USAA LIFE  DIVERSIFIED  ASSETS
FUND, INSERT THE FOLLOWING INFORMATION AFTER THE SECOND PARAGRAPH UNDER THE HEADING "INVESTMENT STRATEGY" ON PAGE 11B OF THE PROSPECTUS.

While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

INSERT THE FOLLOWING INFORMATION AT THE TOP OF PAGE 12B OF THE PROSPECTUS BEFORE THE PARAGRAPH LABELED "CREDIT RISK."

FOREIGN INVESTING RISK

Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

   o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

   o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

IN THE PORTION OF THE PROSPECTUS REGARDING THE USAA LIFE AGGRESSIVE GROWTH FUND, INSERT THE FOLLOWING INFORMATION IN PLACE OF THE SECOND PARAGRAPH UNDER THE HEADING "INVESTMENT STRATEGY" ON PAGE 15B OF THE PROSPECTUS.

While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 20% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE PARAGRAPH LABELED "FOREIGN INVESTING RISK" ON PAGE 16B OF THE PROSPECTUS.

FOREIGN INVESTING RISK

Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. A form of foreign investing risk is political risk.

   o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

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